Note 6 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
6
– Investment Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at
December 31, 2019
and
2018
are summarized below (in thousands):

	December 31, 201 9
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$5,841	$13	$(1)	$5,853
Federal National Mortgage Association securities	258	2	--	260
Total mortgage-backed securities	6,099	15	(1)	6,113
Debt securities:
Corporate notes	1,500	10	--	1,510
Total available-for-sale-securities	$7,599	$25	$(1)	$7,623

	December 31, 201 8
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$4,844	$29	$--	$4,873
Federal Home Loan Mortgage Corporation securities	1,111	--	(29)	1,082
Federal National Mortgage Association securities	367	--	--	367
Total mortgage-backed securities	6,322	29	(29)	6,322
Debt securities:
U.S. government agency	360	--	(2)	358
Total available-for-sale-securities	$6,682	$29	$(31)	$6,680

The amortized cost and fair value of mortgage-backed and debt securities at
December 31, 2019,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
Due after five through ten years	$1,500	$1,510
Due after ten years	6,099	6,113
Total	$7,599	$7,623

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at
December 31, 2019
and
2018
(in thousands):

	December 31 , 201 9
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	4	$2,295	$(1)	--	--	$2,295	$(1)

	December 31 , 201 8
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	--	--	$1,082	$(29)	$1,082	$(29)
Debt securities, U.S. government agency	1	--	--	358	(2)	358	(2)
Total	3	$--	$--	$1,440	$(31)	$1,440	$(31)

At
December 31, 2019,
there were
four
 securities in an unrealized loss position that at such date had an aggregate depreciation of
0.05%
from the Company’s amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates. Management evaluated the length of time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may
influence the operations of the issuer. The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. Management does not
believe any individual unrealized loss as of
December 31, 2019
represents an other-than-temporary impairment. There were
no
impairment charges recognized during the year ended
December 31, 2019
or
2018.